Shareholders' equity - Equity incentive plan (Details)	12 Months Ended
	Dec. 31, 2020 shares	Dec. 31, 2019 shares
RSU's
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSU's granted (shares)	104,858	69,954
Trust acquired shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares acquired by The Trust	128,304	182,612
Number of shares held by the Trust at the beginning of the period (shares)	895,438	993,225
Acquired (shares)	128,304	182,612
Released on vesting (shares)	(248,883)	(280,399)
Number of shares held by the Trust at the end of the period (shares)	774,859	895,438